Distribution Date: Dec 26, 2007
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Ambac Assurance Corporation
Aurora Loan Services Inc
October 25, 2007
September 28, 2007
September 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics (7 Groups)

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Substitution In/Out Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
12/26/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
Determination Date 12/18/2007 Accrual Periods: Begin End
Record Date - Definitive Certificates 11/30/2007 Libor Certificates: 11/26/2007 12/25/2007
Record Date - Offered Certificates 12/21/2007
Payment Detail:
Pass
Through
Original
Beginning
Principal
Interest
Total
Applied
Prepayment
Ending
Class
Rate
(1)
Balance
Balance
(2)
Paid
Paid
Paid
Losses
Premiums
Balance
A1 5.58313% $527,987,000.00 $508,860,112.63 $9,765,707.12 $2,367,526.80 $12,133,233.92 $0.00 N/A $499,094,405.51
AIO 1.75000% $527,987,000.00 $508,860,112.63 $0.00 $742,087.66 $742,087.66 N/A N/A $499,094,405.51
M0 5.88313% $45,761,000.00 $45,761,000.00 $0.00 $224,348.26 $224,348.26 $0.00 N/A $45,761,000.00
M1 6.03313% $44,703,000.00 $44,703,000.00 $0.00 $224,749.18 $224,749.18 $0.00 N/A $44,703,000.00
M2 6.28313% $17,600,000.00 $17,600,000.00 $0.00 $92,152.57 $92,152.57 $0.00 N/A $17,600,000.00
M3 6.53313% $6,687,000.00 $6,687,000.00 $0.00 $36,405.87 $36,405.87 $0.00 N/A $6,687,000.00
M4 6.78313% $8,095,000.00 $8,095,000.00 $0.00 $45,757.86 $45,757.86 $0.00 N/A $8,095,000.00
M5 6.78313% $6,687,000.00 $6,687,000.00 $0.00 $37,798.99 $37,798.99 $0.00 N/A $6,687,000.00
M6 6.78313% $5,631,000.00 $5,631,000.00 $0.00 $31,829.84 $31,829.84 $0.00 N/A $5,631,000.00
M7 6.78313% $5,631,000.00 $5,631,000.00 $0.00 $31,829.84 $31,829.84 $0.00 N/A $5,631,000.00
M8 6.78313% $4,218,000.00 $4,218,000.00 $0.00 $23,842.70 $23,842.70 $0.00 N/A $4,218,000.00
P 0.00000% $100.00 $100.00 $0.00 $10,133.21 $10,133.21 N/A $10,133.21 $100.00
X 0.00000% $30,984,646.11 $30,975,328.83 $0.00 $864,576.86 $864,576.86 N/A N/A $30,975,328.83
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $703,984,746.11 $684,848,541.46 $9,765,707.12 $4,733,039.64 $14,498,746.76 $0.00 $10,133.21 $675,082,834.34
(1) Reflects the application of Net Funds Cap
(2) Class X Balance reflects the Overcollateralization Amount, the Class Principal Amount of Class X is zero
Amounts Per 1,000:
Beginning
Principal
Interest
Applied
Ending
Class
Cusip
Balance
Paid
Paid
Losses
Balance
Index
Value
A1 52525PAA9 $963.77394260 $18.49611282 $4.48406268 $0.00000000 $945.27782978 LIBOR 4.78313%
AIO 52525PAC5 $963.77394260 $0.00000000 $1.40550366 $0.00000000 $945.27782978
M0 52525PAP6 $1,000.00000000 $0.00000000 $4.90260833 $0.00000000 $1,000.00000000
M1 52525PAD3 $1,000.00000000 $0.00000000 $5.02760844 $0.00000000 $1,000.00000000
M2 52525PAE1 $1,000.00000000 $0.00000000 $5.23594148 $0.00000000 $1,000.00000000
M3 52525PAF8 $1,000.00000000 $0.00000000 $5.44427546 $0.00000000 $1,000.00000000
M4 52525PAG6 $1,000.00000000 $0.00000000 $5.65260778 $0.00000000 $1,000.00000000
M5 52525PAH4 $1,000.00000000 $0.00000000 $5.65260805 $0.00000000 $1,000.00000000
M6 52525PAJ0 $1,000.00000000 $0.00000000 $5.65260877 $0.00000000 $1,000.00000000
M7
52525PAK7
$1,000.00000000 $0.00000000 $5.65260877 $0.00000000 $1,000.00000000
M8
52525PAL5
$1,000.00000000 $0.00000000 $5.65260787 $0.00000000 $1,000.00000000

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
12/26/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Net Prepayment
Total
Deferred
Total
Margin or
Accrued @
Interest
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate
(1)
Shortfall
Shortfall
Paid
Unpaid
Paid
Paid
(2)
Interest
A1 5.58313% $2,367,526.80 $0.00 $0.00 $0.00 $0.00 $0.00 $2,367,526.80 $0.00
AIO 1.75000% $742,087.66 $0.00 N/A N/A N/A N/A $742,087.66 $0.00
M0 5.88313% $224,348.26 $0.00 $0.00 $0.00 $0.00 $0.00 $224,348.26 $0.00
M1 6.03313% $224,749.18 $0.00 $0.00 $0.00 $0.00 $0.00 $224,749.18 $0.00
M2 6.28313% $92,152.57 $0.00 $0.00 $0.00 $0.00 $0.00 $92,152.57 $0.00
M3 6.53313% $36,405.87 $0.00 $0.00 $0.00 $0.00 $0.00 $36,405.87 $0.00
M4 6.78313% $45,757.86 $0.00 $0.00 $0.00 $0.00 $0.00 $45,757.86 $0.00
M5 6.78313% $37,798.99 $0.00 $0.00 $0.00 $0.00 $0.00 $37,798.99 $0.00
M6 6.78313% $31,829.84 $0.00 $0.00 $0.00 $0.00 $0.00 $31,829.84 $0.00
M7 6.78313% $31,829.84 $0.00 $0.00 $0.00 $0.00 $0.00 $31,829.84 $0.00
M8 6.78313% $23,842.70 $0.00 $0.00 $0.00 $0.00 $0.00 $23,842.70 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Net Funds Cap
Class X Certificate Distributions
Net Funds Cap for Class A1 Certificates:
6.52554%
C-X Component 0.00
Net Funds Cap for Subordinate Certificates:
8.27554%
S-X Component
0.00
X-S Component 864,576.86
Amount of Advances required to be made by servicer N/A
Amount of Advances actually made by servicer 5,341,246.68 Senior Principal Distribution Amount $9,765,707.12
Amount of Advance shortfall N/A Deleted Mortgage Loan 0.00

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
12/26/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Certificate Insurance Policy
Beginning Balance 1,000.00
Beginning Reimbursement Amounts
Deposit: Basis Risk Payment 0.00 Monthly Certificate Insurance Premium due 114,493.53
Deposit: Reinvestment Income 0.00 Aggregate Certificate Insurance Premium 114,493.53
Less: Withdrawal for Basis Risk Shortfalls 0.00 Insured Amounts paid
0.00
Less: Remaining amounts to Class X 0.00 Reimbursement Amounts paid to the Certificate Insurer
0.00
Ending Balance 1,000.00
Ending Reimbursement Amounts 0.00
Supplemental Interest Trust:
Reconciliation:
Swap Account:
Available funds (A):
Beginning Balance
1,000.00 Servicer remittance 14,829,081.08
Deposit: Swap Amount
215,840.79 Insured Amounts from Certificate Insurer
0.00
Deposit: Reinvestment Income
0.00 Net Funds from Swap account 0.00
Less: Withdrawal for Net Swap Payment & Termination Payemnt
215,840.79 Net Funds from Interest Rate Cap account 0.00
Less: Withdrawal for Class A1 Payment
0.00 14,829,081.08
Less: Withdrawal for Reimbursement Amounts
0.00 Distributions (B):
Less: Withdrawal for Basis Risk Shortfalls
0.00 Trustee fee 0.00
Less: Withdrawal for Class X
0.00 Monthly premium due Certificate Insurer 114,493.53
Ending Balance
1,000.00 Net Payments to Counterparty from Swap Trust 215,840.79
Total interest distributed 4,733,039.64
Interest Rate Cap Account:
Total principal distributed 9,765,707.12
Beginning Balance
1,000.00 14,829,081.08
Deposit: Cap Amount
0.00
Less: Withdrawal for Class A1 Unpaid Deferred Amount
0.00 (A) - (B): 0.00
Less: Withdrawal for Reimbursement Amounts
0.00
Less: Withdrawal for Basis Risk Shortfalls
0.00
Less: Withdrawal for Class X
0.00
Ending Balance
1,000.00
ACCOUNT ACTIVITY

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
12/26/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
CREDIT ENHANCEMENT AND TRIGGERS
Trigger Event:
Excess Interest and OC Release Amount distributions:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 12,921,347.73 Excess available interest 864,576.86
B) Ending Collateral Balance 675,082,734.34 Overcollateralization release amount 0.00
C) Current Delinquency Rate (A/B) 1.914%
(A) 864,576.86
D) Rolling Three Month Delinquency Rate 0.653%
E) Cumulative Realized Losses 0.00 1) as additional principal & interest to certificates 0.00
F) Original Collateral Balance 703,984,746.11 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
G) Cumulative Loss % ( E/F) 0.00% 3) Required Basis Risk Reserve Deposit to BRRF 0.00
H) Applicable Cumulative Loss Limit % N/A 4) to Supp Interest Trust - Swap Term Payments 0.00
5) Certificate Insurer, any Unpaid Reimbursement Amounts
0.00
A Trigger Event will occur if either (1) or (2) is True: 6) Remaining Amounts to X 864,576.86
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit NO (B): 864,576.86
2) Cumulative Loss % exceeds applicable limit NO
(A)-(B): 0.00
Stepdown Date:
Senior Enhancement Percentage
26.069%
Senior Enhancement Percentage for purposes of Stepdown 26.069%
Overcollateralization:
Ending Overcollateralization Amount
30,975,328.83
Stepdown if the later of: NO Target Overcollateralization Amount 30,975,328.83
(x) October 2010 Ending Overcollateralization deficiency amount 0.00
(y) Distribution when Senior Enhancement % is >= 50%

Distribution Date: Dec 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
684,848,441.46
9,765,707.12
0.00
675,082,734.34
118,361.75
9,619,608.56
27,736.81
0.00
0.00
9,765,707.12
5,195,918.40
142,677.65
0.00
0.00
0.00
0.00
0.00
5,053,240.75
10,133.21
0.00
14,829,081.08
3,163
3,117
0.9589451165
9.10435%
8.85435%
13.50290%
0.00
0.00
0.00
0.00
238,938.00
2
0
0.00
0.00
142,677.65
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance
%
0K to 99.99K
385 29,346,459.58 4.35%
100K to 199.99K
1,124 169,351,717.94 25.09%
200K to 299.99K
940 231,551,344.61 34.30%
300K to 399.99K
536 186,024,238.56 27.56%
400K to 499.99K
111 47,332,697.89 7.01%
500K to 599.99K
18 9,611,696.72 1.42%
600K to 699.99K
3 1,864,579.04 0.28%
Total
3,117
675,082,734.34
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K
Balance

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
6.00% - 6.49%
2 399,399.95 0.06%
6.50% - 6.99%
8 2,151,615.93 0.32%
7.00% - 7.49%
63 16,647,628.05 2.47%
7.50% - 7.99%
283 69,318,573.22 10.27%
8.00% - 8.49%
473 104,064,692.16 15.42%
8.50% - 8.99%
781 169,238,223.14 25.07%
9.00% - 9.49%
500 103,346,354.18 15.31%
9.50% - 9.99%
463 92,889,718.73 13.76%
10.00% - 10.49%
167 34,816,103.66 5.16%
10.50% - 10.99%
219 46,281,712.76 6.86%
11.00% - 11.49%
112 24,333,317.45 3.60%
11.50% - 11.99%
46 11,595,395.11 1.72%
Total
3,117
675,082,734.34
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 9.10%
Count
Balance ($)
%
1.00% - 1.99%
1 104,195.14 0.02%
2.00% - 2.99%
2,181 485,383,124.47 92.33%
3.00% - 3.99%
143 37,251,839.77 7.09%
5.00% - 5.99%
11 2,956,885.80 0.56%
Total
2,336
525,696,045.18
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.51%
Count
Balance ($)
%
2.00% - 2.99%
1,342 288,356,821.01 54.85%
3.00% - 3.99%
47 9,019,955.11 1.72%
4.00% - 4.99%
13 2,542,423.12 0.48%
5.00% - 5.99%
1 208,999.55 0.04%
6.00% - 6.99%
1 376,794.51 0.07%
7.00% - 7.99%
32 8,348,709.69 1.59%
8.00% - 8.99%
250 64,704,289.01 12.31%
9.00% - 9.99%
325 76,183,695.79 14.49%
10.00% - 10.99%
216 48,546,204.78 9.23%
11.00% - 11.99%
109 27,408,152.61 5.21%
Total
2,336
525,696,045.18
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 5.46%

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
12.00% - 12.99%
15 4,342,135.74 0.83%
13.00% - 13.99%
277 70,779,965.81 13.46%
14.00% - 14.99%
982 221,202,022.30 42.08%
15.00% - 15.99%
700 145,851,234.19 27.74%
16.00% - 16.99%
252 55,903,534.98 10.63%
17.00% - 17.99%
110 27,617,152.16 5.25%
Total
2,336
525,696,045.18
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 15.03%
Count
Balance ($)
%
6
2,280 513,372,814.88 97.66%
12
56 12,323,230.30 2.34%
Total
2,336
525,696,045.18
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,280 513,372,814.88 97.66%
12
56 12,323,230.30 2.34%
Total
2,336
525,696,045.18
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
56 12,323,230.30 2.34%
6 Month LIBOR
2,280 513,372,814.88 97.66%
Total
2,336
525,696,045.18
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
248 59,069,884.19 8.75%
3 Units
65 20,049,836.50 2.97%
4 Units
56 15,076,945.95 2.23%
Condominium
1 235,400.00 0.03%
High Rise Condo
9 2,437,817.49 0.36%
Low Rise Condo
136 32,221,035.38 4.77%
Planned Unit Development
624 145,987,702.20 21.63%
Single Family
1,977 399,836,467.79 59.23%
Townhouse
1 167,644.84 0.02%
Total
3,117
675,082,734.34
100.00%
Property Type
Type

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
2006
13 2,510,394.14 0.37%
2007
3,104 672,572,340.20 99.63%
Total
3,117
675,082,734.34
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
80.00%-84.99%
32 8,212,812.84 1.22%
85.00%-89.99%
96 21,988,239.00 3.26%
90.00%-94.99%
390 80,789,572.10 11.97%
95.00%-99.99%
652 128,107,864.91 18.98%
100.0%-105.0%
1,947 435,984,245.49 64.58%
Total
3,117
675,082,734.34
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 97
Count
Balance ($)
%
169 - 192
6 897,445.29 0.13%
337 - 360
3,111 674,185,289.05 99.87%
Total
3,117
675,082,734.34
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 355
Count
Balance ($)
%
169 - 192
6 897,445.29 0.13%
337 - 360
3,111 674,185,289.05 99.87%
Total
3,117
675,082,734.34
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 355
Count
Balance ($)
%
169 - 192
6 897,445.29 0.13%
337 - 360
3,111 674,185,289.05 99.87%
Total
3,117
675,082,734.34
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
169 - 192
6 897,445.29 0.13%
337 - 360
3,111 674,185,289.05 99.87%
Total
3,117
675,082,734.34
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
ALABAMA
19 2,953,436.75 0.44%
ALASKA
5 1,210,937.13 0.18%
ARIZONA
133 31,330,963.79 4.64%
ARKANSAS
16 2,168,078.34 0.32%
CALIFORNIA
270 85,290,956.57 12.63%
COLORADO
149 28,922,357.58 4.28%
CONNECTICUT
54 13,306,912.09 1.97%
DELAWARE
7 1,793,112.27 0.27%
DISTRICT OF COLUMBIA
10 2,788,175.33 0.41%
FLORIDA
338 78,705,930.57 11.66%
GEORGIA
138 23,192,027.32 3.44%
HAWAII
3 1,527,135.65 0.23%
IDAHO
25 3,930,867.47 0.58%
ILLINOIS
190 44,621,147.53 6.61%
INDIANA
53 6,927,450.39 1.03%
IOWA
7 1,253,662.81 0.19%
KANSAS
14 1,838,311.67 0.27%
KENTUCKY
16 2,300,488.18 0.34%
LOUISIANA
15 2,706,462.09 0.40%
MAINE
6 1,099,027.17 0.16%
MARYLAND
95 21,172,545.72 3.14%
MASSACHUSETTS
56 16,585,789.90 2.46%
MICHIGAN
54 6,846,792.81 1.01%
MINNESOTA
62 14,030,058.88 2.08%
MISSISSIPPI
12 1,708,480.15 0.25%
MISSOURI
71 10,709,315.14 1.59%
MONTANA
1 345,250.00 0.05%
NEBRASKA
5 568,711.46 0.08%
NEVADA
112 30,991,947.28 4.59%
NEW HAMPSHIRE
12 3,024,912.90 0.45%
NEW JERSEY
77 24,724,198.20 3.66%
NEW MEXICO
20 3,618,478.68 0.54%
NEW YORK
67 19,770,331.03 2.93%
NORTH CAROLINA
59 9,082,851.93 1.35%
NORTH DAKOTA
1 73,881.72 0.01%
OHIO
76 9,697,302.88 1.44%
OKLAHOMA
16 1,725,802.09 0.26%
OREGON
59 14,620,724.74 2.17%
PENNSYLVANIA
53 7,147,818.11 1.06%
RHODE ISLAND
22 5,546,971.29 0.82%
SOUTH CAROLINA
32 5,001,572.87 0.74%
TENNESSEE
49 6,654,016.20 0.99%
TEXAS
254 38,007,111.45 5.63%
UTAH
126 28,802,420.80 4.27%
VERMONT
1 116,800.74 0.02%
VIRGINIA
126 26,991,824.24 4.00%
WASHINGTON
93 23,313,520.18 3.45%
WEST VIRGINIA
4 700,163.99 0.10%
WISCONSIN
32 5,313,514.28 0.79%
WYOMING
2 322,183.98 0.05%
Total
3,117
675,082,734.34
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
2
4
6
8
10
12
14
CALIFORNIA
FLORIDA
ILLINOIS
TEXAS
ARIZONA
NEVADA
COLORADO
UTAH
VIRGINIA
NEW JERSEY
WASHINGTON
GEORGIA
MARYLAND
NEW YORK
MASSACHUSETTS
OREGON
MINNESOTA
CONNECTICUT
MISSOURI
OHIO
NORTH CAROLINA
PENNSYLVANIA
INDIANA
MICHIGAN
TENNESSEE
RHODE ISLAND
WISCONSIN
SOUTH CAROLINA
IDAHO
NEW MEXICO
NEW HAMPSHIRE
ALABAMA
DISTRICT OF
COLUMBIA
LOUISIANA
KENTUCKY
ARKANSAS
KANSAS
DELAWARE
OKLAHOMA
MISSISSIPPI
HAWAII
IOWA
ALASKA
MAINE
WEST VIRGINIA
NEBRASKA
MONTANA
WYOMING
VERMONT
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
3,004
642,880,961.88
95.23%
642,982,369.66
69
19,280,424.73
2.86%
19,287,586.11
43
12,603,347.73
1.87%
12,609,542.86
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,116
674,764,734.34
99.95%
674,879,498.63
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
318,000.00
0.05%
318,000.00
0
0.00
0.00%
0.00
1
318,000.00
0.05%
318,000.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
3,004
642,880,961.88
95.23%
642,982,369.66
69
19,280,424.73
2.86%
19,287,586.11
43
12,603,347.73
1.87%
12,609,542.86
1
318,000.00
0.05%
318,000.00
0
0.00
0.00%
0.00
3,117
675,082,734.34
100.00%
675,197,498.63
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 95.2%
30 - 59 days 2.9%
60 - 89 days 1.9%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
69 19,280,424.73 59.87% 43 12,603,347.73 39.14% 0 0.00 0.00% 0 0.00 0.00%
112
31,883,772.46
99.01%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 1 318,000.00 0.99% 0 0.00 0.00%
1
318,000.00
0.99%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
69
19,280,424.73
59.87%
43
12,603,347.73
39.14%
1
318,000.00
0.99%
0
0.00
0.00%
113
32,201,772.46
100.00%
59.87
39.14
0.99
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
99.01
0.00
0.99
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2007
November 2007
December 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 53 15,135,528.32 69 19,280,424.73
60 - 89 days
0 0.00 1 318,000.00 43 12,603,347.73
90 - 120 days
0 0.00 0 0.00 1 318,000.00
120 + days
0 0.00 0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00 1 318,000.00
REO
0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
120 + days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
REO
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
15.66%
9,647,345.37
3 Month
15.26%
Life CPR
15.26%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2007 11/1/2007 12/1/2007
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10/1/2007 11/1/2007 12/1/2007
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2007 11/1/2007 12/1/2007
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10/1/2007 11/1/2007 12/1/2007
Group 1
Total
Amount ($)

Distribution Date: Dec 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Dec 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Foreclosure
Count
Balance ($)
%
1 318,000.00 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
46967121 318,000.00 318,000.00 8.85% 08/01/2007 360 NV 1
Total:
1
318,000.00
318,000.00

Distribution Date: Dec 26, 2007
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Dec 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
46 9,628,830.00 9,619,608.56 0.00 684,848,441.46
1.40%
98.60%
1
Prepayment 1.40%
Liquidation 0.00%
Beginning Balance 98.60%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
40542680 154,500.00 154,058.60
153,982.93 0.00 0.00 0.00 Voluntary PIF
12/07/2007 75.67 9.750% 6,003.98 OR 1
40545881 66,900.00 66,900.00
66,900.00 0.00 0.00 0.00 Voluntary PIF
11/30/2007 0.00 9.550% 0.00 OH 1
40703373 258,300.00 258,300.00
258,300.00 0.00 0.00 0.00 Voluntary PIF
11/23/2007 0.00 8.400% 0.00 CA 1
40710592 112,100.00 111,965.20
111,919.48 0.00 0.00 0.00 Voluntary PIF
12/11/2007 45.72 10.500% 0.00 IL 1
40718306 236,250.00 235,664.77
235,664.77 0.00 0.00 0.00 Voluntary PIF
12/14/2007 0.00 8.675% 0.00 OR 1
40718892 267,900.00 267,620.06
267,525.01 0.00 0.00 0.00 Voluntary PIF
12/10/2007 95.05 11.150% 0.00 MN 1
40845208 245,933.00 245,838.47
245,838.47 0.00 0.00 0.00 Voluntary PIF
12/06/2007 0.00 9.225% 0.00 UT 1
46448890 201,100.00 200,480.83
200,370.73 0.00 0.00 0.00 Voluntary PIF
12/03/2007 110.10 9.200% 0.00 OR 1
46990602 295,000.00 295,000.00
295,000.00 0.00 0.00 0.00 Voluntary PIF
11/28/2007
0.00
10.025%
0.00 IL 1
47010624 281,000.00 280,597.15
280,460.69 0.00 0.00 0.00 Voluntary PIF
11/23/2007 136.46 9.675% 0.00 NJ 1
47011481 99,900.00 99,900.00
99,900.00 0.00 0.00 0.00 Voluntary PIF
12/12/2007 0.00 8.975% 0.00 SC 1
47031588 94,050.00 94,050.00
94,050.00 0.00 0.00 0.00 Voluntary PIF
12/07/2007 0.00 10.725% 0.00 TX 1
47037346 85,000.00 84,879.40
84,838.55 0.00 0.00 0.00 Voluntary PIF
11/27/2007 40.85 9.725% 4,129.23 MI 1
47081716 93,100.00 93,006.33
92,974.52 0.00 0.00 0.00 Voluntary PIF
11/16/2007 31.81 11.325% 0.00 MO 1
47084496 315,000.00 315,000.00
315,000.00 0.00 0.00 0.00 Voluntary PIF
12/03/2007 0.00 9.600% 0.00 CA 1
40729352 225,000.00 224,549.67
224,434.86 0.00 0.00 0.00 Voluntary PIF
12/13/2007 114.81 9.475% 0.00 IL 1
40737215 138,700.00 138,508.99
138,460.12 0.00 0.00 0.00 Voluntary PIF
12/04/2007 48.87 11.225% 0.00 CT 1
46598504 130,000.00 130,000.00
130,000.00 0.00 0.00 0.00 Voluntary PIF
12/11/2007 0.00 8.375% 0.00 NC 1
46620050 154,000.00 154,000.00
154,000.00 0.00 0.00 0.00 Voluntary PIF
12/05/2007 0.00 8.250% 0.00 IN 1
46702361 495,000.00 494,441.96
494,252.59 0.00 0.00 0.00 Voluntary PIF
12/05/2007 189.37 10.800% 0.00 MA 1
46738779 67,500.00 67,353.14
67,315.73 0.00 0.00 0.00 Voluntary PIF
12/12/2007 37.41 9.075% 0.00 GA 1
47375829 220,000.00 220,000.00
220,000.00 0.00 0.00 0.00 Voluntary PIF
12/14/2007 0.00 8.425% 0.00 CA 1
47377148 404,700.00 404,700.00
404,700.00 0.00 0.00 0.00 Voluntary PIF
12/11/2007
0.00
9.150%
0.00 AZ 1
40616435 139,673.00 139,309.04
139,234.55 0.00 0.00 0.00 Voluntary PIF
11/20/2007 74.49 9.299% 0.00 MO 1

Distribution Date: Dec 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
40620023 339,200.00 339,058.94
339,058.94 0.00 0.00 0.00 Voluntary PIF
12/13/2007 0.00 7.950% 0.00 NY 1
40655375 109,250.00 109,042.85
109,000.30 0.00 0.00 0.00 Voluntary PIF
11/29/2007 42.55 10.800% 0.00 GA 1
40660706 144,900.00 144,545.47
144,472.85 0.00 0.00 0.00 Voluntary PIF
12/13/2007 72.62 9.600% 0.00 SC 1
40755738 162,000.00 162,000.00
162,000.00 0.00 0.00 0.00 Voluntary PIF
12/10/2007
0.00
9.900%
0.00 NM 1
46823738 91,200.00 91,069.23
91,024.94 0.00 0.00 0.00 Voluntary PIF
12/07/2007 44.29 9.675% 0.00 TX 1
47245667 391,500.00 391,500.00
391,500.00 0.00 0.00 0.00 Voluntary PIF
11/30/2007 0.00 8.300% 0.00 NJ 1
47252598 100,000.00 99,895.36
99,842.44 0.00 0.00 0.00 Voluntary PIF
12/14/2007 52.92 9.225% 0.00 SC 1
47255245 377,492.00 377,492.00
377,492.00 0.00 0.00 0.00 Voluntary PIF
12/05/2007 0.00 9.100% 0.00 IL 1
124455551 133,000.00 132,447.31
132,353.05 0.00 0.00 0.00 Voluntary PIF
12/14/2007 94.26 7.925% 0.00 TX 1
124730151 158,650.00 158,203.30
158,111.96 0.00 0.00 0.00 Voluntary PIF
11/28/2007 91.34 8.925% 0.00 MA 1
40601577 164,900.00 164,564.75
164,479.29 0.00 0.00 0.00 Voluntary PIF
12/03/2007 85.46 9.400% 0.00 MO 1
40682411 173,161.00 173,161.00
173,161.00 0.00 0.00 0.00 Voluntary PIF
11/27/2007 0.00 10.300% 0.00 AZ 1
40693178 181,100.00 180,898.04
180,829.50 0.00 0.00 0.00 Voluntary PIF
12/11/2007 68.54 10.850% 0.00 CT 1
40806416 105,000.00 104,848.69
104,797.44 0.00 0.00 0.00 Voluntary PIF
11/27/2007 51.25 9.650% 0.00 MI 1
40832057 283,500.00 283,500.00
283,500.00 0.00 0.00 0.00 Voluntary PIF
12/14/2007 0.00 8.750% 0.00 MD 1
46872156 240,000.00 239,677.16
239,569.41 0.00 0.00 0.00 Voluntary PIF
11/30/2007 107.75 10.050% 0.00 CO 1
46872248 199,000.00 198,921.44
198,921.44 0.00 0.00 0.00 Voluntary PIF
11/27/2007 0.00 9.475% 0.00 IL 1
46987244 396,517.00 396,517.00
396,517.00 0.00 0.00 0.00 Voluntary PIF
11/26/2007
0.00
9.975%
0.00 FL 1
40559031 136,000.00 136,000.00
136,000.00 0.00 0.00 0.00 Voluntary PIF
12/03/2007 0.00 11.349% 0.00 CO 1
40562498 145,500.00 145,500.00
145,500.00 0.00 0.00 0.00 Voluntary PIF
11/23/2007 0.00 9.375% 0.00 TN 1
40585580 380,000.00 380,000.00
380,000.00 0.00 0.00 0.00 Voluntary PIF
12/03/2007 0.00 9.675% 0.00 OR 1
40588394 436,354.00 436,354.00
436,354.00 0.00 0.00 0.00 Voluntary PIF
11/23/2007 0.00 8.950% 0.00 IL 1
Total:
46
9,628,830.00
9,621,320.15
1,711.59
9,619,608.56
0.00
0.00
0.00
10,133.21

Distribution Date: Dec 26, 2007
SUBSTITUTION IN/OUT LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Sub Period:
# None #
TOTAL SUBSTITUTIONS
OUT:
IN:

Distribution Date: Dec 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #